CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,669,745)	$ (6,977,339)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	213,009	81,378
Amortization of debt discount	235,548	77,903
Stock-based compensation expense	220,757
ROU amortization on finance leases	23,211	25,826
ROU amortization on operating leases	14,955	7,741
Provision for credit losses	121,456
Loss on issuance of financial instruments	36,500
Loss on extinguishment of debt and vendor payable		2,715,923
Gain on extinguishment of debt		(14,019)
Change in fair value of convertible debt	104,238	319,695
Change in fair value of forward purchase agreement		971,000
Loss on termination of lease		37,196
Loss on disposal of businesses	2,908,964
Equity in earnings from Sun Solar	(281,523)
Change in fair value of derivative liabilities	58,288	33,548
Change in fair value of 3(a)(10) Settlement Agreement (Note 9)	53,000	(605,748)
Changes in operating assets and liabilities:
Accounts receivable	(50,678)	(1,936,317)
Contract asset	158,569	39,624
Other receivable		(84,260)
Inventory	20,747	(241,928)
Prepaid expenses and other current assets	(935,401)	532,325
Other assets		(19,999)
Accounts payable	(73,190)	1,183,729
Accrued expenses	163,551	643,393
Operating lease liabilities	(15,170)	(12,865)
Working capital advances		27,514
Contract liabilities	882,078	369,873
Net cash used in operating activities	(2,810,836)	(2,825,807)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,155)	(2,844)
Proceeds from disposal of GEG	31,717
Cash paid for capitalized software development costs	(89,000)	(149,828)
Net cash used in investing activities	(58,438)	(152,672)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of debt	1,324,920
Proceeds from the issuance of convertible notes	1,611,000	2,530,000
Repayments of debt	(606,335)	(321,181)
Repayments on convertible notes	(502,433)
Proceeds from factoring receivable arrangements	1,547,072
Repayments of factoring receivable arrangements	(502,557)
Payments of deferred consideration	(387,406)
Payment on finance leases	(30,476)	(30,349)
Net cash provided by financing activities	2,453,785	2,178,470
Effect of exchange rate changes on cash and cash equivalents	(17,159)	10,210
Net decrease in cash and cash equivalents	(432,648)	(789,799)
Cash and cash equivalents, beginning of the period	2,904,430	2,407,843
Cash and cash equivalents, end of the period	2,471,782	1,618,044
Supplemental disclosures of cash flow information:
Cash paid for interest	81,089	29,649
Supplemental disclosures of noncash financing information:
Issuance of shares for equity method investment	7,125,000
Issuance of commitment shares in connection with convertible debt	102,029
Issuance of common stock in connection with the conversion of SEPA convertible debt	93,199
Conversion of advance funding other payable liability into convertible debt upon execution of debt agreement	250,000
Carrying value of accounts payable extinguished with 3(a)(10) Settlement Agreement		5,278,077
Carrying value of debt extinguished with 3(a)(10) Settlement Agreement		3,630,000
Financed insurance premium in prepaid expense		74,309
Exchange of operating lease liability for accounts payable on terminated lease		59,037
De-recognition of right of use of asset, operating on terminated lease		39,929
Extinguishment of operating lease liability on terminated lease		2,733
Extinguishment of accounts payable through issuance of debt		175,950
Fair value of shares issued to settle Claim under 3(a)(10) Settlement Agreement		3,077,252
Fair value of shares issued to settle the share reset derivative liabilities		$ 1,712,005
Consideration receivable from disposal of GEG	68,283
Settlement of accounts payable through issuance of shares	$ 70,540